Schedule of Right of Use Assets (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cost, beginning of year	$ 63,360	$ 63,360	$ 0
Additions for right-of-use assets	0	0	63,360
Cost, ending of year	63,360	63,360	63,360
Accumulated Amortization, beginning of year	34,320	2,640
Depreciation	29,040	31,680	2,640
Accumulated Amortization, end of year	63,360	34,320	2,640
Net Book Value		$ 29,040	$ 60,720